Issued Capital - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule Of Share Capital Abstract
Number of shares, Ordinary Shares fully paid	3,446,434	3,431,434	3,410,434	[1]	20,524,754
Ordinary Shares fully paid	$ 68,862,716	$ 68,844,716	$ 68,792,216

[1]	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.